Average Annual Total Returns	Prospectus #1 Delaware Corporate Bond Fund Bloomberg US Corporate Investment Grade Index 1 year	Prospectus #1 Delaware Corporate Bond Fund Bloomberg US Corporate Investment Grade Index 5 years	Prospectus #1 Delaware Corporate Bond Fund Bloomberg US Corporate Investment Grade Index 10 years	Prospectus #1 Delaware Corporate Bond Fund Class A 1 year	Prospectus #1 Delaware Corporate Bond Fund Class A 5 years	Prospectus #1 Delaware Corporate Bond Fund Class A 10 years	Prospectus #1 Delaware Corporate Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Corporate Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Corporate Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Corporate Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Corporate Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Corporate Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Corporate Bond Fund Class C 1 year	Prospectus #1 Delaware Corporate Bond Fund Class C 5 years	Prospectus #1 Delaware Corporate Bond Fund Class C 10 years	Prospectus #1 Delaware Corporate Bond Fund Class R 1 year	Prospectus #1 Delaware Corporate Bond Fund Class R 5 years	Prospectus #1 Delaware Corporate Bond Fund Class R 10 years	Prospectus #1 Delaware Corporate Bond Fund Institutional Class 1 year	Prospectus #1 Delaware Corporate Bond Fund Institutional Class 5 years	Prospectus #1 Delaware Corporate Bond Fund Institutional Class 10 years	Prospectus #1 Delaware Corporate Bond Fund Class R6 1 year	Prospectus #1 Delaware Corporate Bond Fund Class R6 Lifetime	Prospectus #1 Delaware Corporate Bond Fund Class R6 Inception Date	Prospectus #1 Delaware Extended Duration Bond Fund Bloomberg Long US Corporate Index 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Bloomberg Long US Corporate Index 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Bloomberg Long US Corporate Index 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Class A 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Class A 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Class A 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Class C 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Class C 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Class C 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Class R 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Class R 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Class R 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Institutional Class 10 years	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 1 year	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 5 years	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 Lifetime	Prospectus #1 Delaware Extended Duration Bond Fund Class R6 Inception Date	Prospectus #2 Delaware Floating Rate Fund Morning Star LSTA US Leveraged Loan Index 1 year	Prospectus #2 Delaware Floating Rate Fund Morning Star LSTA US Leveraged Loan Index 5 years	Prospectus #2 Delaware Floating Rate Fund Morning Star LSTA US Leveraged Loan Index 10 years	Prospectus #2 Delaware Floating Rate Fund Class A 1 year	Prospectus #2 Delaware Floating Rate Fund Class A 5 years	Prospectus #2 Delaware Floating Rate Fund Class A 10 years	Prospectus #2 Delaware Floating Rate Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Floating Rate Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Floating Rate Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Floating Rate Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Floating Rate Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Floating Rate Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Floating Rate Fund Class C 1 year	Prospectus #2 Delaware Floating Rate Fund Class C 5 years	Prospectus #2 Delaware Floating Rate Fund Class C 10 years	Prospectus #2 Delaware Floating Rate Fund Class R 1 year	Prospectus #2 Delaware Floating Rate Fund Class R 5 years	Prospectus #2 Delaware Floating Rate Fund Class R 10 years	Prospectus #2 Delaware Floating Rate Fund Institutional Class 1 year	Prospectus #2 Delaware Floating Rate Fund Institutional Class 5 years	Prospectus #2 Delaware Floating Rate Fund Institutional Class 10 years	Prospectus #2 Delaware Floating Rate Fund Class R6 Lifetime	Prospectus #2 Delaware Floating Rate Fund Class R6 Inception Date	Prospectus #3 Delaware High-Yield Opportunities Fund ICE BofA US High Yield Constrained Index 1 year	Prospectus #3 Delaware High-Yield Opportunities Fund ICE BofA US High Yield Constrained Index 5 years	Prospectus #3 Delaware High-Yield Opportunities Fund ICE BofA US High Yield Constrained Index 10 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A 1 year	Prospectus #3 Delaware High-Yield Opportunities Fund Class A 5 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A 10 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A After Taxes on Distributions 1 year	Prospectus #3 Delaware High-Yield Opportunities Fund Class A After Taxes on Distributions 5 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A After Taxes on Distributions 10 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #3 Delaware High-Yield Opportunities Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class C 1 year	Prospectus #3 Delaware High-Yield Opportunities Fund Class C 5 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class C 10 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R 1 year	Prospectus #3 Delaware High-Yield Opportunities Fund Class R 5 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R 10 years	Prospectus #3 Delaware High-Yield Opportunities Fund Institutional Class 1 year	Prospectus #3 Delaware High-Yield Opportunities Fund Institutional Class 5 years	Prospectus #3 Delaware High-Yield Opportunities Fund Institutional Class 10 years	Prospectus #3 Delaware High-Yield Opportunities Fund Class R6 Lifetime	Prospectus #3 Delaware High-Yield Opportunities Fund Class R6 Inception Date
Total	(1.04%)	5.26%	4.70%	(5.37%)	4.68%	4.68%	(6.88%)	3.12%	2.88%	(3.08%)	2.91%	2.82%	(2.60%)	4.86%	4.38%	(1.16%)	5.39%	4.90%	(0.66%)	5.91%	5.43%	(0.58%)	8.06%	Jan. 31, 2019	(1.13%)	7.73%	6.54%	(5.23%)	6.49%	6.12%	(7.37%)	4.21%	3.77%	(2.46%)	4.17%	3.81%	(2.58%)	6.66%	5.81%	(1.16%)	7.22%	6.35%	(0.68%)	7.74%	6.87%	(0.59%)	7.85%	7.01%	May 02, 2016	5.20%	4.27%	4.69%	2.30%	3.52%	2.76%	0.96%	1.78%	1.50%	1.35%	1.92%	1.55%	3.41%	3.33%	2.28%	4.93%	3.85%	2.79%	5.46%	4.36%	3.30%	3.26%	Aug. 31, 2021	5.35%	6.08%	6.71%	0.42%	4.89%	5.46%	(1.49%)	2.65%	2.98%	0.23%	2.73%	3.08%	3.04%	5.08%	5.15%	4.55%	5.60%	5.68%	5.35%	6.13%	6.21%	3.01%	Apr. 28, 2021